File No. 333-105310

                         As filed with the SEC on September 5, 2003
                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549
                                         FORM N-14
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                             Pre-Effective Amendment No.
                            Post-Effective Amendment No.   1
                              (Check appropriate box or boxes)

                                     MTB GROUP OF FUNDS
                             (formerly, VISION GROUP OF FUNDS)
                     (Exact Name of Registrant as Specified in Charter)

                                       (412) 288-1900
                              (Area Code and Telephone Number)
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7010
                         (Address of Principal Executive Offices --
                           Number, Street, City, State, Zip Code)

                                 C. Grant Anderson, Esquire
                                       Reed Smith LLP
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                                 Pittsburgh, PA 15222-3779
                         (Name and Address of Agent for Service --
                           Number, Street, City, State, Zip Code)

                                         Copies to:

                                Matthew G. Maloney, Esquire
                          Dickstein Shapiro Morin & Oshinsky, LLP
                                     2101 L Street, NW
                                Washington, D.C. 20037-1526
                                       (202) 828-2218

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.


Doc. #360501 v.01

                                           Part C

                                     OTHER INFORMATION

Item 15.    Indemnification

     Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Registrant's officers and Trustees are also entitled to purchase with Trust property coverage under an Errors & Omissions Policy pursuant to Section 7 of Article VII of the Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
     Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits

(1) (a) Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, a Delaware Statutory Trust; (40)

     (b) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, a Delaware Statutory Trust; (40)

(2) Copy of Amended and Restated By-Laws of MTB Group of Funds, a Delaware Statutory Trust; (40)

(3)  Not applicable.

(4)  Conformed copy of Agreement and Plan of Reorganization; +

(5) The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws: (a)Agreement and Declaration of Trust. See Article III, "Shares," Section 6; Article V, "Shareholders' Voting Powers and Meetings,"
     Section 1; and Article VI, "Net Asset Value, Distributions and Redemptions," Section 2. (b)By-Laws. See Article II, "Meetings of Shareholders," Section 6 and Section 9.

(6) (a)Form of Investment Advisory Agreement of the Registrant (27 funds) dated August 22, 2003; (40)

     (b)Form of Investment Advisory Agreement of the Registrant (2 money market funds) dated August 22, 2003; (40)

     (c)Form of Investment Advisory Agreement of the Registrant (5 funds)dated August 22, 2003; (40)

     (d)Form  of  Sub-Advisory   Agreement  for  the  MTB  Mid  Cap  Stock  Fund
(Independence Investment LLC) dated August 22, 2003; (40)

     (e)Form of Sub-Advisory Agreement for the MTB Large Cap Growth Fund (Montag & Caldwell, Inc.), dated August 22, 2003; (40)

     (f)Form of Sub-Advisory Agreement for the MTB New York Tax-Free Money Market Fund (Federated Investment Management Company), dated August 22, 2003;
(40)

     (g)Form of Sub-Advisory Agreement for the MTB Small Cap Stock Fund (Mazama Capital Management, Inc.), dated August 22, 2003; (40)

     (h)Form of Sub-Advisory Agreement for MTB Small Cap Stock Fund (LSV Asset Management), dated August 22, 2003; (40)

     (i) Form of Sub-Advisory Agreement for MTB International Equity Fund (UBS Global Asset Management), dated August 22, 2003; (40)

     (j) Form of Sub-Advisory Agreement for MTB Large Cap Growth Fund II (Montag & Caldwell, Inc.), dated August 22, 2003; (40)

(7)  (a)Form of Distributor's Contract of the Registrant, dated August 15, 2003;
     (40)

     (b) Conformed copy of Agreement for Administrative Services of the Registrant, dated November 1, 2000; (34)

     (c) Copy of Exhibit 1 to Agreement for Administrative Services of the Registrant; (36)

     (d) Conformed copy of Amendment to Agreement for Administrative Services of the Registrant; (36)

     (e) Conformed copy of Assignment of Agreement for Administrative Services of the Registrant; (36)

     (f) Form of Mutual Fund Sales and  Services  Agreement  of the  Registrant;
(40)

(8)  Not applicable;

(9) (a)Conformed copy of Custodian Agreement of the Registrant, dated November 8, 2000; (33) (b)Copy of Schedules A-D to the Custodian Agreement of the Registrant; (34)

(10) (a)Form of Rule 12b-1 Agreement of the Registrant; (40)

     (b)Form of Rule 12b-1 Plan regarding Class B Shares of the Registrant; (40)

     (c)Form of Rule 12b-1 Plan (non-Class B Shares) of the Registrant; (40)

     (d)Copy of Dealer (Sales) Agreement; (7)

     (e)Conformed copy of Multiple Class Plan of the Registrant, dated May 23, 2001, including Exhibits A-D; (34)

     (f) Conformed copy of Exhibit E to the Multiple Class Plan of the Registrant; (35)

     (g) Conformed copy of Amended Exhibit C to the Multiple Class Plan of the Registrant; (36)

     (h)Conformed copy of Amended Exhibit D to the Multiple Class Plan of the Registrant; (36)

(11) (a)Conformed copy of Opinion and Consent of Counsel (Reed Smith LLP) as to the legality of the securities being registered, dated August 15, 2003; +

     (b)Conformed copy of Opinion and Consent of Counsel (Reed Smith LLP) as to the legality of the securities being registerd, dated August 22, 2003; +

(12) (a)Conformed copy of Tax Opinion of Reed Smith LLP, supporting the tax matters and consequences to shareholders for the reorganization pursuant to
     Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Proxy Statement/Prospectus for the Reorganization, dated August 15, 2003; +

     (b)Conformed copy of Tax Opinion of Reed Smith LLP, supporting the tax matters and consequences to shareholders for the reorganization pursuant to
Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Proxy Statement/Prospectus for the Reorganization, dated August 22, 2003; +

(13) (a) Conformed copy of Recordkeeping Agreement of the Registrant, including Exhibits A-C; (23)

     (b) Conformed copy of Amendment #1 to Exhibit A to the Recordkeeping Agreement of the Registrant; (28)

     (c) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement of the Registrant; (27)

     (d) Conformed copy of Agreement for Administrative Services and Transfer Agency Services of the Registrant, dated November 1, 2000; (32)

     (e) Copy of Exhibit 1 to Agreement for Administrative Services and Transfer Agency Services of the Registrant; (36)

     (f) Conformed copy of Amendment to Agreement for Administrative Services and Transfer Agency Services of the Registrant; (36)

     (g) Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated November 8, 2000. (33)

     (h) Conformed copy of Shareholder Services Agreement Letter Agreement, dated October 24, 2000; (33)

     (i) Conformed copy of Shareholder Services Agreement of the Registrant, dated November 8, 2000; (34)

     (j) Conformed copy of Exhibit A to the Shareholder Services Agreement of the Registrant; (35)

     (k) Conformed copy of Assignment of Shareholder Services Agreement of the Registrant; (36)

     (l) Conformed copy of Shareholder Services Plan of the Registrant, dated November 1, 2000. (33)

     (m) Conformed copy of Exhibit A to the Shareholder Services Plan of the Registrant; (36)

     (n) Conformed copy of Participation Agreement of the Registrant, including Exhibits A-E; (36)

     (o) Conformed copy of Indemnification Agreement of the Registrant; (36)

(14) (a) Conformed copy of Consent of Independent Auditors for VISION Group of Funds, Ernst & Young LLP; (39)

     (b) Conformed copy of Consent of Independent Auditors for ARK Funds, KPMG LLP; (39)

(15) Not applicable;

(16) (a) Conformed copy of Power of Attorney of the Registrant; (31)

     (b) Conformed copy of Power of Attorney of Trustee John S. Cramer; (33)

     (c)Conformed copy of Power of Attorney of Edward C. Gonzales; (36)

     (d)Conformed copy of Power of Attorney of Carl W. Jordan; (36)

     (e)Conformed copy of Power of Attorney of Charles L. Davis, Jr.; (37)

     (f)Conformed copy of Power of Attorney of Richard J. Thomas; (37)

(17)  (a) Form of ARK Funds Proxy. (38)

     (b) Form of VISION Funds Proxy. (38)



_________________________________________________
+     All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)

33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)

36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)

37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)

38.  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-14 filed on May 16, 2003 (File No. 333-105310)

39.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-14 filed on May 23, 2003 (File No. 333-105310)

40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and 811-5514)


Item 17.    Undertakings

     (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                         SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 5th day of September, 2003.


                                    MTB GROUP OF FUNDS
                                    (formerly, VISION Group of Funds)


                                    By: /s/C. Grant Anderson
                                       C. Grant Anderson, Secretary
                                       Attorney in Fact for Edward C. Gonzales

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the dates indicated.

NAME:                         TITLE:                DATE:


/s/ C. Grant Anderson         Attorney in Fact for  September 5, 2003
                              the Persons Listed
                              Below
------------------------------
C. Grant Anderson

Edward C. Gonzales*           Chairman


Charles L. Davis, Jr.*        Chief Executive
                              Officer
                              (Principal Executive
                              Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial
                              Officer)

Randall I. Benderson*         Trustee


Joseph J. Castiglia*          Trustee


Daniel R. Gernatt, Jr.*       Trustee


George K. Hambleton, Jr.*     Trustee


Mark J. Czarnecki*            Trustee


John S. Cramer*               Trustee

* By Power of Attorney